Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Select Growth Fund, Inc.
Entity Central Index Key	0000102767
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000193015
Shareholder Report [Line Items]
Fund Name	Value Line Select Growth Fund, Inc.
Class Name	Institutional
Trading Symbol	VILSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Select Growth Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of -1.60% during the 12 months ended December 31, 2025.

• The Fund underperformed the S&P 500® Index driven primarily by stock selection overall.

• The Fund was hurt most significantly by stock selection in the information technology sector. Stock selection in the financials and industrials sectors and having no holdings in communication services, the strongest sector in the S&P 500® Index in 2025, also detracted.

• Contributing most positively to the Fund’s relative results was having an underweighted allocation to consumer discretionary and no exposure to energy and real estate—among the weakest sectors in the S&P 500® Index during the annual period.

• Among the individual stocks that detracted most from the Fund’s relative results were positions in cloud software company ServiceNow, mission-critical communication and analytics solutions provider Motorola Solutions and information technology services provider Accenture. Each experienced a double-digit share price decline during the annual period due to weaker than expected operating performance.

• Among the individual stocks that contributed most positively was a Fund position in Idexx Laboratories, a veterinary diagnostics, software and water testing provider, which enjoyed a double-digit share price gain during the annual period on strong operating performance. Also, not holding positions in two mega-cap laggards, information technology giant Apple and e-commerce behemoth Amazon.com, buoyed the Fund’s relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Select Growth Fund, Inc.-Institutional Class	S&P 500® Index
5/1/2020	$10,000	$10,000
4/30/2020	$10,000	$9,908
5/31/2020	$10,818	$10,380
6/30/2020	$10,862	$10,587
7/31/2020	$11,570	$11,184
8/31/2020	$12,319	$11,987
9/30/2020	$12,141	$11,532
10/31/2020	$11,776	$11,225
11/30/2020	$12,986	$12,454
12/31/2020	$13,178	$12,933
1/31/2021	$12,603	$12,802
2/28/2021	$12,694	$13,155
3/31/2021	$13,080	$13,731
4/30/2021	$13,915	$14,464
5/31/2021	$13,764	$14,565
6/30/2021	$14,276	$14,905
7/31/2021	$15,026	$15,259
8/31/2021	$15,437	$15,723
9/30/2021	$14,784	$14,992
10/31/2021	$15,949	$16,042
11/30/2021	$15,675	$15,931
12/31/2021	$16,403	$16,645
1/31/2022	$14,863	$15,784
2/28/2022	$14,230	$15,311
3/31/2022	$14,984	$15,880
4/30/2022	$13,722	$14,495
5/31/2022	$13,416	$14,522
6/30/2022	$12,646	$13,323
7/31/2022	$14,085	$14,551
8/31/2022	$13,303	$13,958
9/30/2022	$12,078	$12,672
10/31/2022	$12,888	$13,698
11/30/2022	$13,783	$14,464
12/31/2022	$13,048	$13,631
1/31/2023	$13,912	$14,487
2/28/2023	$13,557	$14,134
3/31/2023	$14,249	$14,653
4/30/2023	$14,263	$14,881
5/31/2023	$14,438	$14,946
6/30/2023	$15,248	$15,933
7/31/2023	$15,617	$16,445
8/31/2023	$15,702	$16,184
9/30/2023	$14,938	$15,412
10/31/2023	$14,641	$15,088
11/30/2023	$16,381	$16,466
12/31/2023	$17,147	$17,214
1/31/2024	$17,636	$17,503
2/29/2024	$18,437	$18,438
3/31/2024	$18,501	$19,031
4/30/2024	$17,552	$18,254
5/31/2024	$17,829	$19,159
6/30/2024	$18,481	$19,846
7/31/2024	$18,971	$20,088
8/31/2024	$19,737	$20,575
9/30/2024	$19,900	$21,014
10/31/2024	$19,326	$20,824
11/30/2024	$20,562	$22,046
12/31/2024	$19,289	$21,521
1/31/2025	$20,184	$22,120
2/28/2025	$20,107	$21,831
3/31/2025	$19,498	$20,601
4/30/2025	$19,811	$20,462
5/31/2025	$20,640	$21,749
6/30/2025	$20,662	$22,856
7/31/2025	$20,717	$23,368
8/31/2025	$20,410	$23,842
9/30/2025	$19,866	$24,712
10/31/2025	$19,102	$25,291
11/30/2025	$19,152	$25,353
12/31/2025	$18,980	$25,369

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	(1.60%)	7.57%	11.96%
S&P 500® Index	17.88%	14.42%	17.83%

Performance Inception Date	May 01, 2020
AssetsNet	$ 363,080,562
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,027,936
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$363,080,562
# of Portfolio Holdings	26
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,027,936

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.8%
Cash & Other Assets - Net	2.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Materials	1.6%
Consumer Discretionary	2.3%
Consumer Staples	6.3%
Healthcare	14.1%
Financials	23.1%
Information Technology	24.5%
Industrials	28.1%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Costco Wholesale Corp.	6.2%
TransDigm Group, Inc.	6.1%
Cintas Corp.	5.9%
Cadence Design Systems, Inc.	5.8%
Trane Technologies PLC	5.1%
Motorola Solutions, Inc.	5.1%
Intercontinental Exchange, Inc.	5.0%
ServiceNow, Inc.	5.0%
S&P Global, Inc.	5.0%
Thermo Fisher Scientific, Inc.	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020639
Shareholder Report [Line Items]
Fund Name	Value Line Select Growth Fund, Inc.
Class Name	Investor
Trading Symbol	VALSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Select Growth Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.16%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of -1.84% during the 12 months ended December 31, 2025.

• The Fund underperformed the S&P 500® Index driven primarily by stock selection overall.

• The Fund was hurt most significantly by stock selection in the information technology sector. Stock selection in the financials and industrials sectors and having no holdings in communication services, the strongest sector in the S&P 500® Index in 2025, also detracted.

• Contributing most positively to the Fund’s relative results was having an underweighted allocation to consumer discretionary and no exposure to energy and real estate—among the weakest sectors in the S&P 500® Index during the annual period.

• Among the individual stocks that detracted most from the Fund’s relative results were positions in cloud software company ServiceNow, mission-critical communication and analytics solutions provider Motorola Solutions and information technology services provider Accenture. Each experienced a double-digit share price decline during the annual period due to weaker than expected operating performance.

• Among the individual stocks that contributed most positively was a Fund position in Idexx Laboratories, a veterinary diagnostics, software and water testing provider, which enjoyed a double-digit share price gain during the annual period on strong operating performance. Also, not holding positions in two mega-cap laggards, information technology giant Apple and e-commerce behemoth Amazon.com, buoyed the Fund’s relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Select Growth Fund, Inc.-Investor Class	S&P 500® Index
12/15	$10,000	$10,000
01/16	$9,482	$9,504
02/16	$9,530	$9,491
03/16	$10,183	$10,135
04/16	$10,197	$10,174
05/16	$10,384	$10,357
06/16	$10,463	$10,384
07/16	$10,726	$10,766
08/16	$10,781	$10,782
09/16	$10,722	$10,784
10/16	$10,460	$10,587
11/16	$10,722	$10,979
12/16	$10,700	$11,196
01/17	$10,973	$11,408
02/17	$11,438	$11,861
03/17	$11,453	$11,875
04/17	$11,811	$11,997
05/17	$12,114	$12,166
06/17	$12,044	$12,242
07/17	$12,224	$12,494
08/17	$12,232	$12,532
09/17	$12,409	$12,790
10/17	$12,671	$13,089
11/17	$13,029	$13,490
12/17	$13,088	$13,640
01/18	$13,752	$14,421
02/18	$13,318	$13,890
03/18	$13,298	$13,537
04/18	$13,195	$13,589
05/18	$13,586	$13,916
06/18	$13,843	$14,002
07/18	$14,412	$14,523
08/18	$14,982	$14,996
09/18	$15,199	$15,081
10/18	$13,887	$14,050
11/18	$14,444	$14,337
12/18	$13,270	$13,042
01/19	$14,380	$14,087
02/19	$15,247	$14,540
03/19	$15,756	$14,822
04/19	$16,310	$15,422
05/19	$15,952	$14,442
06/19	$17,041	$15,460
07/19	$17,189	$15,682
08/19	$17,333	$15,434
09/19	$17,211	$15,723
10/19	$17,311	$16,063
11/19	$17,934	$16,646
12/19	$18,125	$17,149
01/20	$18,721	$17,142
02/20	$17,282	$15,731
03/20	$15,066	$13,788
04/20	$16,966	$15,555
05/20	$18,349	$16,296
06/20	$18,414	$16,620
07/20	$19,610	$17,558
08/20	$20,872	$18,820
09/20	$20,565	$18,105
10/20	$19,946	$17,623
11/20	$21,994	$19,552
12/20	$22,316	$20,304
01/21	$21,334	$20,099
02/21	$21,489	$20,653
03/21	$22,132	$21,558
04/21	$23,537	$22,708
05/21	$23,281	$22,867
06/21	$24,144	$23,401
07/21	$25,406	$23,956
08/21	$26,090	$24,685
09/21	$24,989	$23,537
10/21	$26,947	$25,186
11/21	$26,477	$25,011
12/21	$27,707	$26,132
01/22	$25,098	$24,780
02/22	$24,030	$24,038
03/22	$25,290	$24,931
04/22	$23,160	$22,757
05/22	$22,633	$22,798
06/22	$21,331	$20,916
07/22	$23,756	$22,845
08/22	$22,434	$21,913
09/22	$20,366	$19,895
10/22	$21,729	$21,506
11/22	$23,222	$22,708
12/22	$21,980	$21,399
01/23	$23,433	$22,744
02/23	$22,829	$22,189
03/23	$23,991	$23,004
04/23	$24,007	$23,363
05/23	$24,297	$23,464
06/23	$25,651	$25,015
07/23	$26,271	$25,818
08/23	$26,408	$25,407
09/23	$25,116	$24,196
10/23	$24,611	$23,687
11/23	$27,532	$25,850
12/23	$28,819	$27,025
01/24	$29,626	$27,479
02/24	$30,973	$28,946
03/24	$31,065	$29,878
04/24	$29,475	$28,657
05/24	$29,929	$30,078
06/24	$31,015	$31,157
07/24	$31,839	$31,537
08/24	$33,110	$32,302
09/24	$33,379	$32,992
10/24	$32,411	$32,692
11/24	$34,481	$34,611
12/24	$32,334	$33,786
01/25	$33,828	$34,727
02/25	$33,697	$34,274
03/25	$32,661	$32,343
04/25	$33,184	$32,124
05/25	$34,566	$34,146
06/25	$34,594	$35,882
07/25	$34,678	$36,687
08/25	$34,165	$37,431
09/25	$33,249	$38,797
10/25	$31,960	$39,706
11/25	$32,035	$39,803
12/25	$31,739	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	(1.84%)	7.30%	12.24%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 363,080,562
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,027,936
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$363,080,562
# of Portfolio Holdings	26
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,027,936

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.8%
Cash & Other Assets - Net	2.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Materials	1.6%
Consumer Discretionary	2.3%
Consumer Staples	6.3%
Healthcare	14.1%
Financials	23.1%
Information Technology	24.5%
Industrials	28.1%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Costco Wholesale Corp.	6.2%
TransDigm Group, Inc.	6.1%
Cintas Corp.	5.9%
Cadence Design Systems, Inc.	5.8%
Trane Technologies PLC	5.1%
Motorola Solutions, Inc.	5.1%
Intercontinental Exchange, Inc.	5.0%
ServiceNow, Inc.	5.0%
S&P Global, Inc.	5.0%
Thermo Fisher Scientific, Inc.	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com